Intangible assets and goodwill (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Changes in the net book value of intangible assets for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	March 31, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Amortization	—	(32)	(615)	(193)	(275)	(1,019)	(2,134)
Translation differences	(1,096)	(9)	(96)	(141)	(79)	(705)	(2,126)
Ending balance	$425,563	$35,414	$3,818	$5,747	$3,131	$28,592	$502,265

	March 31, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Amortization	—	(1)	(553)	(174)	(3)	(23)	(754)
Translation differences	596	—	230	235	—	13	1,074
Ending balance	$396,400	$35,008	$5,874	$6,133	$25	$350	$443,790